CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Number of shares outstanding	Net investment attributable to owners of the parent	Issued capital	Capital Surplus	Other capital reserves	Retained earnings	Foreign currency translation	Total
Balance (in Shares) (Previously stated) at Dec. 31, 2022
Balance (in Shares) at Dec. 31, 2022	206,942,440
Balance (Previously stated) at Dec. 31, 2022		$ 2,592					$ (1,953)	$ 639
Balance at Dec. 31, 2022			2	2,143		447	(1,953)	639
Retroactive effect of Capital Reorganization (in Shares) | Retroactive effect of Capital Reorganization	206,942,440
Retroactive effect of Capital Reorganization | Retroactive effect of Capital Reorganization		(2,592)	2	2,143		447
Profit for the period						281		281
Other comprehensive income/(loss)							(33)	(33)
Total comprehensive income/(loss)						281	(33)	248
Other
Balance (in Shares) (Previously stated) at Dec. 31, 2023
Balance (in Shares) at Dec. 31, 2023	206,942,440
Balance (Previously stated) at Dec. 31, 2023		2,873					(1,986)	887
Balance at Dec. 31, 2023		0	2	2,143		728	(1,986)	887
Retroactive effect of Capital Reorganization (in Shares) | Retroactive effect of Capital Reorganization	206,942,440
Retroactive effect of Capital Reorganization | Retroactive effect of Capital Reorganization		(2,873)	2	2,143		728
Profit for the period						283		283
Other comprehensive income/(loss)							(94)	(94)
Total comprehensive income/(loss)						283	(94)	189
Other					4			4
Balance (in Shares) (Previously stated) at Dec. 31, 2024
Balance (in Shares) at Dec. 31, 2024	206,942,440
Balance (Previously stated) at Dec. 31, 2024		3,160					(2,080)	1,080
Balance at Dec. 31, 2024		0	2	2,143	4	1,011	(2,080)	1,080	[1]
Retroactive effect of Capital Reorganization (in Shares) | Retroactive effect of Capital Reorganization	206,942,440
Retroactive effect of Capital Reorganization | Retroactive effect of Capital Reorganization		$ (3,160)	2	2,143	4	1,011
Profit for the period						124		124
Other comprehensive income/(loss)					4		(12)	(8)
Total comprehensive income/(loss)					4	124	(12)	116
Non-cash distribution, net						(170)		(170)
SPAC Merger, net of transaction costs (in Shares)	23,921,083
SPAC Merger, net of transaction costs				257	11			268
Warrants exercised (in Shares)	101
Warrants exercised
Other					5			5
Balance (in Shares) at Dec. 31, 2025	230,863,624
Balance at Dec. 31, 2025			$ 2	$ 2,400	$ 24	$ 965	$ (2,092)	$ 1,299

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation